Investment and its valuations (Details Narrative)		12 Months Ended
	Apr. 09, 2024 MYR (RM) shares	Dec. 31, 2024 USD ($)	Jul. 01, 2024	May 31, 2024	Jan. 24, 2024	Dec. 01, 2023	Jun. 22, 2023
Share of losses of associate | $		$ 710
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Equity interest percentage				20.00%
Tumpuan Megah Development Sdn Bhd [Member] | Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Equity interest percentage	20.00%
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Percentage of ownership interest acquired							20.00%
Ordinary shares acquired | shares	3,800
Cash consideration for ordinary shares acquired | RM	RM 3,800
Tumpuan Megah Development Sdn Bhd [Member]
Percentage of ownership interest acquired		70.00%	100.00%	30.00%	70.00%	33.00%
Tumpuan Megah Development Sdn Bhd [Member] | Straits Marine Fuels & Energy Sdn. Bhd [Member]
Percentage of ownership interest acquired				30.00%